BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2017
BUSINESS COMBINATION
BUSINESS COMBINATION

2.BUSINESS COMBINATION

TechLaw Solutions, Inc.

On August 28, 2014, the Company acquired TechLaw Solutions, Inc. (“TLS”), which conducts eDiscovery business in the United States of America (the “U.S.”), from TechLaw Holdings, Inc. This acquisition was completed by acquiring all issued and outstanding shares of TLS for ¥891,575 thousand in cash. There were no future contingent payments. This business combination was accounted for using the acquisition method. The Company has completed its measurement of the fair values of the assets acquired, including customer relationships, and liabilities assumed as of the acquisition date.

The Company allocated the fair value of purchase consideration to assets acquired and liabilities assumed based on their fair value. The Company engaged an independent third-party appraisal firm to assist in determining the fair values of assets acquired and liabilities assumed. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recognized as goodwill.

The Company believes that the ties between the Company, having advanced technology and innovative products and services, and TLS with its strong reputation and sales channel in the U.S., will result in a more efficient expansion of the Company’s business, especially in the U.S. The Company will also be able to more easily understand the needs of customers in the U.S. market, which will enable the Company to optimize its investment in research and development to develop new products and services. Further, the Company believes that it will be able to improve its corporate value as a whole by positively promoting the sharing and use of management resources such as connecting TLS's customers and know-how to the Company’s technology, products and/or services. Goodwill is mainly attributable to the expected synergies from this acquisition. The total amount of goodwill expected to be deductible for tax purpose is approximately ¥166 million.

Acquisition-related costs incurred and expensed during the year ended March 31, 2015 were ¥87,803 thousand, and are recorded as a component of Selling, general and administrative expenses on the consolidated statement of operations.

The following table summarizes the final allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed from TLS on August 28, 2014.

Thousands of Yen
Trade accounts receivable	¥264,809
Prepaid expense	72,431
Property and equipment	57,805
Other intangible assets	384,626
Other	9,692
Total assets acquired	789,363

Current liabilities	48,669
Total liabilities assumed	48,669

Total identified net assets	740,694

Goodwill	150,881
Purchase price	¥891,575

Revenues and net loss attributable to TLS before income taxes which were included in the Company's consolidated statement of income for the year ended March 31, 2015  were ¥963,666 thousand and ¥15,438 thousand, respectively.

EvD, Inc.

On July 31, 2015, the Company acquired all of the outstanding shares of EvD, Inc. (“EvD” and conducting business as “Evolve Discovery”), pursuant to the terms of a stock purchase agreement (the “Agreement”), by and among UBIC, EvD and Andatha International, Inc. (“Andatha”), Evolve Discovery PA, LLC, (“EvD PA”), Evolve Discovery LA, LLC, (“EvD LA”), Evolve Discovery Portland, LLC, (“EvD PDX”), Evolve Discovery Seattle, LLC, (“EvD SEA”, and together with Andatha, EvD PA, EvD LA, and EvD PDX, the “Sellers”).  EvD  is an eDiscovery corporation, founded in 1997, that provides electronic discovery services, litigation consulting and project management to corporations and law firms.  This business combination was accounted for using the acquisition method. The Company has completed its measurements of the fair values of the assets acquired, including customer relationships, and liabilities assumed as of the acquisition date.

Under the terms of the Agreement, the Company acquired the shares for aggregate cash consideration of ¥4,381,175 thousand, including the acquisition date fair value of the earn-out payment of  ¥135,948 thousand, which the sellers are entitled to receive subject to the achievement of certain EBITDA targets of Evolve Discovery during the 2015 calendar year. In July 2016, the Company and the sellers reached an agreement of the final earn-out amount, and the payment in cash of ¥334,837 thousand was made to the sellers. The change in the earn-out liability from the acquisition date was included in selling, general and administrative expenses in the consolidated statement of operations for the year ended March 31, 2016. The liability related to the earn-out payment was recorded in Accrued expense in the consolidated balance sheet as of March 31, 2016 and paid in the year ended March 31, 2017. The Company also settled promissory note of ¥361,511 thousand due in July 2016 and made other payments to the seller totaling ¥132,084 thousand.

The acquisition of TLS in the prior fiscal year and TLS’s promotion of the Company’s services resulted in an extension of the Company’s market in the east coast region of the U.S. The combination of the acquisitions of TLS and EvD, based in the west coast region of the U.S., will further expand the Company’s presence the U.S., and “Lit i View ®  ” will be able to reach a broader base of customers more speedily.  The Company has decided that the best approach is to increase the Company’s market share in eDiscovery services in the U.S., where there is a trend of industry consolidation, and therefore acquired the whole of the outstanding shares of  EvD. Goodwill is mainly attributable to the synergies expected to arise from this acquisition.

The Company allocated the fair value of purchase consideration to assets acquired and liabilities assumed based on their fair value. The Company engaged an independent third-party appraisal firm to assist in determining the fair values of assets acquired and liabilities assumed. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recognized as goodwill. The goodwill is not deductible for income tax purposes.

Acquisition-related costs incurred and expensed during the year ended March 31, 2016 were ¥254,884 thousand and were recorded as a component of Selling, general and administrative expenses on the consolidated statement of operations.

The following table summarizes the final allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed from EvD on July 31, 2015.

Thousands of Yen
Cash and cash equivalents	¥179,050
Trade accounts receivable	1,055,767
Prepaid expense	100,412
Other current assets	355,844
Other intangible assets	2,136,610
Other	135,598
Total assets acquired	3,963,281

Trade accounts payable	178,623
Deferred tax liabilities	878,767
Income tax payable	276,143
Other current liabilities	386,211
Other	25,306
Total liabilities assumed	1,745,050

Total identified net assets	2,218,231

Goodwill	2,162,944
Purchase price	¥4,381,175

Revenues and net income attributable to EvD before income taxes included in the Company's consolidated statement of operations for the year ended March 31, 2016 were ¥3,419,285 thousand and ¥108,475 thousand, respectively.

Essential Discovery, Inc.

On November 4, 2016, the Company acquired the business of Essential Discovery, Inc. (“EDI”), which conducts eDiscovery business, especially review services to AM Law 100 firms and Fortune Global 250 in San Francisco, New York and Las Vegas. The Company acquired 100 percent of EDI’s member interests for cash consideration, and in addition to the cash consideration, the Company will pay an earn-out based on calendar year 2017 sales. This business combination was accounted for using the acquisition method. The Company has not completed its initial measurements of the fair values of the assets acquired, including customer relationships, and liabilities assumed as of the acquisition date.

The acquisition date fair value of the earn-out payment of ¥53,467 thousand, which the sellers are entitled to receive subject to the achievement of certain sales targets of former clients of the seller during the 2017 calendar year. The maximum earn-out payment is ¥65,065 thousand. The earn-out payment will be due in April 2018. The liability related to the earn-out payment was recorded in Accrued expense in the consolidated balance sheet as of March 31, 2017.

The acquisition of EDI allows the Company to expand in presence to reach a broader base of customers across the United States of America including AM Law 100 firms and Fortune Global 250, leveraging  the Company’s review teams who are highly skilled and experienced attorneys. The Company has decided that the best approach is to increase the Company’s market share in eDiscovery services in the U.S., where there is a trend of industry consolidation, and therefore the Company’s board of directors resolved to acquire the business of EDI. Goodwill is mainly attributable to the synergies expected to arise from this acquisition.

The Company allocates the fair value of purchase consideration to assets acquired and liabilities assumed based on their fair value. The Company engaged an independent third-party appraisal firm to assist in determining the fair values of assets acquired and liabilities assumed. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recognized as goodwill. The goodwill is deductible for income tax purposes.

Acquisition-related costs incurred and expensed during the year ended March 31, 2017 were ¥16,415 thousand and were recorded as a component of Selling, general and administrative expenses in the consolidated statement of operations.

The following table summarizes the preliminary allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed from EDI on November 4, 2016. The Company is in the process of completing the valuation of the assets acquired and the liabilities assumed since the acquisition date of EDI was near the balance sheet date. Accordingly, the preliminary fair values reflected in the following table are subject to change.

Thousands of Yen
Trade accounts receivable	¥27,710
Property and equipment	951
Other intangible assets	10,198
Customer relationships	109,632
Total assets acquired	148,491

Trade accounts payable	20,485
Total liabilities assumed	20,485

Total identified net assets	128,006

Goodwill	127,449
Purchase price	¥255,455

Pro forma results of operations were not presented because the effect of the acquisition was not material.